Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current service cost	₨ 8,619	₨ 10,639	₨ 10,806
Net interest cost	2,702	3,239	3,539
Components of cost recognized in profit or loss	₨ 11,321	₨ 13,878	₨ 14,345